SELECTED QUARTERLY INFORMATION - UNAUDITED (Selected Quarterly Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Total revenue, net	$ 220,769		$ 213,246		$ 205,547		$ 196,652		$ 214,432		$ 210,084		$ 210,170		$ 196,185		$ 836,214	$ 830,871	$ 780,078
Gross margin	136,932		131,479		123,718		117,040		132,502		130,536		131,896		121,510
Net income (loss)	$ 13,771	[1]	$ (30,330)	[1]	$ 1,520	[1]	$ (6,028)	[1]	$ 12,786		$ 13,211		$ 8,514		$ 6,693		$ (21,067)	$ 41,204	$ 27,989
Basic net income (loss) per common share	$ 0.46	[2]	$ (1.09)	[2]	$ 0.05	[2]	$ (0.22)	[2]	$ 0.46	[2]	$ 0.46	[2]	$ 0.30	[2]	$ 0.24	[2]
Diluted net income (loss) per common share	$ 0.45	[2]	$ (1.09)	[2]	$ 0.05	[2]	$ (0.22)	[2]	$ 0.46	[2]	$ 0.46	[2]	$ 0.30	[2]	$ 0.23	[2]

[1]	The first quarter of 2013 was negatively impacted by a voluntary recall of certain products manufactured in the Company's Añasco, Puerto Rico facility.On July 31, 2013, the Company performed the annual goodwill impairment test which resulted in a non-cash goodwill impairment charge of $46.7 million for its U.S. Spine reporting unit, which is a part of the U.S. Spine and Other reportable segment. The Company incurred incremental costs related to the implementation of its global enterprise resource planning system in the first, second, third, and fourth quarters of 2013 of $6.1 million, $7.6 million, $5.0 million and $5.6 million, respectively.The Company incurred costs related to the remediation of the FDA warning letters at its manufacturing facilities of $2.1 million, $3.0 million, $2.8 million and $0.4 million in the first, second, third and fourth quarters of 2013, respectively.
[2]	Per common share amounts for the quarters and full years have been calculated separately. Accordingly, quarterly amounts do not necessarily add to the annual amount because of differences in the weighted average common shares outstanding during each period principally due to the effect of the Company’s issuing shares of its common stock during the year.